Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AQR FUNDS
Supplement dated June 20, 2024 (“Supplement”)
to the Class I, Class N and Class R6 Shares Summary Prospectus and Prospectus,
each dated May 1, 2024, as amended (“Summary Prospectus” and “Prospectus”, respectively), of the AQR Alternative Risk Premia Fund (the “Fund”)
This Supplement updates certain information contained in the Summary Prospectus and Prospectus. Please review this important information carefully. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290‑2688, or by writing to AQR Funds, P.O. Box 219512, Kansas City, MO 64121-9512.
1.
Effective immediately, the section entitled “Fund Summary—Principal Investment Strategies of the Fund”, beginning on page 2 of each of the Summary Prospectus and Prospectus, is deleted in its entirety and replaced with the following:

Principal Investment Strategies of the Fund
The Fund pursues its investment objective by aiming to provide exposure to five separate investment styles (“Styles”): value, momentum, carry, defensive and trend using both long and short positions within the following asset groups (“Asset Groups”): stocks, equity indices, bonds, interest rates, currencies and commodities. The Fund will achieve its exposure to any of the Asset Groups by using derivatives or holding those assets directly. The Fund will also use derivatives for hedging purposes. The Fund implements the Styles by investing globally, including in both developed and emerging markets, in a broad range of instruments, including, but not limited to, equities, futures (including index futures, equity futures, interest rate futures, bond futures, commodity futures and currency futures), currency and commodity forwards, and swaps (including equity swaps, bond swaps, interest rate swaps, swaps on index futures, total return swaps, commodity swaps and swaps on commodity futures) (collectively, the “Instruments”). The Fund may invest in or have exposure to companies of any size. The Fund may also invest in other registered investment companies including exchange-traded funds (“ETFs”).
The Fund’s exposure to equities includes securities of U.S. and non‑U.S. issuers and equity indices representing the United States and non‑U.S. countries, including, with respect to non‑U.S. countries, those from both developed and emerging markets. For the bonds Asset Group, the Fund will have exposure to U.S. Government securities, sovereign debt issued by other developed market countries, and bond indices representing such securities. The Fund may invest in debt securities of any credit rating, maturity or duration, which may include high-yield or “junk” bonds. From time to time, the Fund can have significant exposure to non‑U.S. dollar denominated currencies, including emerging market currencies.
The Fund is generally intended to have a low correlation to the equity, bond and credit markets. The Fund also is not designed to match the performance of any hedge fund index. In order to minimize market impact and reduce trading costs, where applicable, the Fund will utilize a proprietary approach to algorithmic trading. The Adviser will attempt to mitigate risk through diversification of holdings and through active monitoring of volatility, counterparties and other risk measures. There is no assurance, however, that the Fund will achieve its investment objective.
The Styles employed by the Fund are:
Value: Value strategies favor investments that appear cheap over those that appear expensive based on fundamental measures related to price, seeking to capture the tendency for relatively cheap assets to outperform relatively expensive assets. The Fund will seek to buy assets that are “cheap” and sell those that are “expensive.” Examples of value measures include using price‑to‑earnings and price‑to‑book ratios for selecting stocks.
Momentum: Momentum strategies favor investments that have performed relatively well over those that have underperformed over the medium-term (i.e., one year or less), seeking to capture the tendency that an asset’s recent relative performance will continue in the near future. The Fund will seek to buy assets that recently outperformed their peers and sell those that recently underperformed. Examples of momentum measures include simple price momentum for selecting stocks and price- and yield-based momentum for selecting bonds.
Carry: An asset’s “carry” is its expected return assuming market conditions, including its price, stay the same. Carry strategies favor investments with higher yields over those with lower yields, seeking to capture the tendency for higher-yielding assets to provide higher returns than lower-yielding assets. The Fund will seek to take long positions in high-yielding assets and short positions in low‑yielding assets. An example of carry measures includes selecting currencies and bonds based on interest rates.
Defensive: Defensive strategies favor investments with low‑risk characteristics over those with high-risk characteristics, seeking to capture the tendency for lower risk and higher-quality assets to generate higher risk-adjusted returns than higher risk and lower-quality assets. The Fund will seek to buy low‑risk, high-quality assets and sell high-risk, low‑quality assets. An example of a defensive measure includes using beta (i.e., an investment’s sensitivity to the securities markets) to select stocks.
Trend: Trend strategies favor investments that follow an identified positive or negative trend. The Adviser uses a proprietary, systematic and quantitative process that seeks to benefit from price and/or economic trends in equity index, bond, currency and commodity Instruments. The size and type (long or short) of the position taken will relate to various factors, including the Adviser’s systematic assessment of a trend and its likelihood of continuing, the long‑run efficacy of the Asset Groups, as well as the Adviser’s estimate of the Instrument’s risk. The Fund may have both long and short positions in different assets depending on their respective price and/or economic trends. An example of a trend measure is using short-term prices (e.g., prices over a one to three month period) to select an equity index.
The Fund is actively managed and the Fund’s exposures to Styles and Asset Groups will vary based on the Adviser’s ongoing evaluation of investment opportunities. The Fund expects to maintain exposure to all five Styles; however, not all Styles are represented within each Asset Group. The Adviser targets balanced-risk weights across both Styles and Asset Groups, which means that lower risk Styles and Asset Groups, as determined by the Adviser, will generally have higher notional allocations (i.e., greater leverage) than higher risk Styles and Asset Groups, as determined by the Adviser. Individual investments are sold or closed out during a rebalancing process, the frequency of which is expected to vary depending on the Adviser’s ongoing evaluation of certain factors including changes in market conditions and how much the actual portfolio deviates from the target portfolio.
The Adviser will consider the potential federal income tax impact on the shareholders’ after‑tax investment return of certain trading decisions, including but not limited to, selling or closing out of Instruments to realize losses, or refraining from selling or closing out of Instruments to avoid realizing gains, when determined by the Adviser to be appropriate. The Adviser will also take into consideration various tax rules pertaining to holding periods, wash sales and tax straddles.
The Fund’s use of futures contracts, forward contracts, swaps and certain other Instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an Instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund did not use Instruments that have a leveraging effect. For example, if the Adviser seeks to gain enhanced exposure to a specific asset class through an Instrument providing leveraged exposure to the asset class and that Instrument increases in value, the gain to the Fund will be magnified. If that investment decreases in value, however, the loss to the Fund will be magnified. A decline in the Fund’s assets due to losses magnified by the Instruments providing leveraged exposure may require the Fund to liquidate portfolio positions to satisfy its obligations or to meet redemption requests when it may not be advantageous to do so. There is no assurance that the Fund’s use of Instruments providing enhanced exposure will enable the Fund to achieve its investment objective.
The Adviser, on average, will typically target an annualized volatility level for the Fund of between 5% and 15%. Volatility is a statistical measurement of the dispersion of returns of a security or fund or index, as measured by the annualized standard deviation of its returns. The actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions. Higher volatility generally indicates higher risk. Actual or realized volatility can and will differ from the forecasted or target volatility described above.
The Fund’s strategy engages in frequent portfolio trading which may result in a higher portfolio turnover rate than a fund with less frequent trading, and correspondingly greater brokerage commissions and other transactional expenses, which are borne by the Fund, and may have adverse tax consequences.
A portion of the Fund’s assets may be held in cash or cash equivalent investments, with one year or less to maturity, including, but not limited to, money market instruments and U.S. Government securities (collectively, “Cash Equivalents”). The cash or Cash Equivalent holdings earn income for the Fund and can be held as unencumbered assets of the Fund or serve as collateral for the positions that the Fund takes on.
The Fund intends to make investments through the Subsidiary and may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest primarily in commodity-linked derivative instruments, such as commodity futures, forwards, and swaps (which may include swaps on commodity futures), and will hold cash and Cash Equivalents. The Fund will invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivative instruments, however, the Fund and the Subsidiary will comply with Rule 18f‑4 on a consolidated basis with respect to investments in derivatives. In addition, the Fund and the Subsidiary will be subject to the same fundamental investment restrictions on a consolidated basis and, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company under Subchapter M of the Code. The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

AQR Alternative Risk Premia Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AQR FUNDS
Supplement dated June 20, 2024 (“Supplement”)
to the Class I, Class N and Class R6 Shares Summary Prospectus and Prospectus,
each dated May 1, 2024, as amended (“Summary Prospectus” and “Prospectus”, respectively), of the AQR Alternative Risk Premia Fund (the “Fund”)
This Supplement updates certain information contained in the Summary Prospectus and Prospectus. Please review this important information carefully. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290‑2688, or by writing to AQR Funds, P.O. Box 219512, Kansas City, MO 64121-9512.
1.
Effective immediately, the section entitled “Fund Summary—Principal Investment Strategies of the Fund”, beginning on page 2 of each of the Summary Prospectus and Prospectus, is deleted in its entirety and replaced with the following:

Principal Investment Strategies of the Fund
The Fund pursues its investment objective by aiming to provide exposure to five separate investment styles (“Styles”): value, momentum, carry, defensive and trend using both long and short positions within the following asset groups (“Asset Groups”): stocks, equity indices, bonds, interest rates, currencies and commodities. The Fund will achieve its exposure to any of the Asset Groups by using derivatives or holding those assets directly. The Fund will also use derivatives for hedging purposes. The Fund implements the Styles by investing globally, including in both developed and emerging markets, in a broad range of instruments, including, but not limited to, equities, futures (including index futures, equity futures, interest rate futures, bond futures, commodity futures and currency futures), currency and commodity forwards, and swaps (including equity swaps, bond swaps, interest rate swaps, swaps on index futures, total return swaps, commodity swaps and swaps on commodity futures) (collectively, the “Instruments”). The Fund may invest in or have exposure to companies of any size. The Fund may also invest in other registered investment companies including exchange-traded funds (“ETFs”).
The Fund’s exposure to equities includes securities of U.S. and non‑U.S. issuers and equity indices representing the United States and non‑U.S. countries, including, with respect to non‑U.S. countries, those from both developed and emerging markets. For the bonds Asset Group, the Fund will have exposure to U.S. Government securities, sovereign debt issued by other developed market countries, and bond indices representing such securities. The Fund may invest in debt securities of any credit rating, maturity or duration, which may include high-yield or “junk” bonds. From time to time, the Fund can have significant exposure to non‑U.S. dollar denominated currencies, including emerging market currencies.
The Fund is generally intended to have a low correlation to the equity, bond and credit markets. The Fund also is not designed to match the performance of any hedge fund index. In order to minimize market impact and reduce trading costs, where applicable, the Fund will utilize a proprietary approach to algorithmic trading. The Adviser will attempt to mitigate risk through diversification of holdings and through active monitoring of volatility, counterparties and other risk measures. There is no assurance, however, that the Fund will achieve its investment objective.
The Styles employed by the Fund are:
Value: Value strategies favor investments that appear cheap over those that appear expensive based on fundamental measures related to price, seeking to capture the tendency for relatively cheap assets to outperform relatively expensive assets. The Fund will seek to buy assets that are “cheap” and sell those that are “expensive.” Examples of value measures include using price‑to‑earnings and price‑to‑book ratios for selecting stocks.
Momentum: Momentum strategies favor investments that have performed relatively well over those that have underperformed over the medium-term (i.e., one year or less), seeking to capture the tendency that an asset’s recent relative performance will continue in the near future. The Fund will seek to buy assets that recently outperformed their peers and sell those that recently underperformed. Examples of momentum measures include simple price momentum for selecting stocks and price- and yield-based momentum for selecting bonds.
Carry: An asset’s “carry” is its expected return assuming market conditions, including its price, stay the same. Carry strategies favor investments with higher yields over those with lower yields, seeking to capture the tendency for higher-yielding assets to provide higher returns than lower-yielding assets. The Fund will seek to take long positions in high-yielding assets and short positions in low‑yielding assets. An example of carry measures includes selecting currencies and bonds based on interest rates.
Defensive: Defensive strategies favor investments with low‑risk characteristics over those with high-risk characteristics, seeking to capture the tendency for lower risk and higher-quality assets to generate higher risk-adjusted returns than higher risk and lower-quality assets. The Fund will seek to buy low‑risk, high-quality assets and sell high-risk, low‑quality assets. An example of a defensive measure includes using beta (i.e., an investment’s sensitivity to the securities markets) to select stocks.
Trend: Trend strategies favor investments that follow an identified positive or negative trend. The Adviser uses a proprietary, systematic and quantitative process that seeks to benefit from price and/or economic trends in equity index, bond, currency and commodity Instruments. The size and type (long or short) of the position taken will relate to various factors, including the Adviser’s systematic assessment of a trend and its likelihood of continuing, the long‑run efficacy of the Asset Groups, as well as the Adviser’s estimate of the Instrument’s risk. The Fund may have both long and short positions in different assets depending on their respective price and/or economic trends. An example of a trend measure is using short-term prices (e.g., prices over a one to three month period) to select an equity index.
The Fund is actively managed and the Fund’s exposures to Styles and Asset Groups will vary based on the Adviser’s ongoing evaluation of investment opportunities. The Fund expects to maintain exposure to all five Styles; however, not all Styles are represented within each Asset Group. The Adviser targets balanced-risk weights across both Styles and Asset Groups, which means that lower risk Styles and Asset Groups, as determined by the Adviser, will generally have higher notional allocations (i.e., greater leverage) than higher risk Styles and Asset Groups, as determined by the Adviser. Individual investments are sold or closed out during a rebalancing process, the frequency of which is expected to vary depending on the Adviser’s ongoing evaluation of certain factors including changes in market conditions and how much the actual portfolio deviates from the target portfolio.
The Adviser will consider the potential federal income tax impact on the shareholders’ after‑tax investment return of certain trading decisions, including but not limited to, selling or closing out of Instruments to realize losses, or refraining from selling or closing out of Instruments to avoid realizing gains, when determined by the Adviser to be appropriate. The Adviser will also take into consideration various tax rules pertaining to holding periods, wash sales and tax straddles.
The Fund’s use of futures contracts, forward contracts, swaps and certain other Instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an Instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund did not use Instruments that have a leveraging effect. For example, if the Adviser seeks to gain enhanced exposure to a specific asset class through an Instrument providing leveraged exposure to the asset class and that Instrument increases in value, the gain to the Fund will be magnified. If that investment decreases in value, however, the loss to the Fund will be magnified. A decline in the Fund’s assets due to losses magnified by the Instruments providing leveraged exposure may require the Fund to liquidate portfolio positions to satisfy its obligations or to meet redemption requests when it may not be advantageous to do so. There is no assurance that the Fund’s use of Instruments providing enhanced exposure will enable the Fund to achieve its investment objective.
The Adviser, on average, will typically target an annualized volatility level for the Fund of between 5% and 15%. Volatility is a statistical measurement of the dispersion of returns of a security or fund or index, as measured by the annualized standard deviation of its returns. The actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions. Higher volatility generally indicates higher risk. Actual or realized volatility can and will differ from the forecasted or target volatility described above.
The Fund’s strategy engages in frequent portfolio trading which may result in a higher portfolio turnover rate than a fund with less frequent trading, and correspondingly greater brokerage commissions and other transactional expenses, which are borne by the Fund, and may have adverse tax consequences.
A portion of the Fund’s assets may be held in cash or cash equivalent investments, with one year or less to maturity, including, but not limited to, money market instruments and U.S. Government securities (collectively, “Cash Equivalents”). The cash or Cash Equivalent holdings earn income for the Fund and can be held as unencumbered assets of the Fund or serve as collateral for the positions that the Fund takes on.
The Fund intends to make investments through the Subsidiary and may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest primarily in commodity-linked derivative instruments, such as commodity futures, forwards, and swaps (which may include swaps on commodity futures), and will hold cash and Cash Equivalents. The Fund will invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivative instruments, however, the Fund and the Subsidiary will comply with Rule 18f‑4 on a consolidated basis with respect to investments in derivatives. In addition, the Fund and the Subsidiary will be subject to the same fundamental investment restrictions on a consolidated basis and, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company under Subchapter M of the Code. The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund pursues its investment objective by aiming to provide exposure to five separate investment styles (“Styles”): value, momentum, carry, defensive and trend using both long and short positions within the following asset groups (“Asset Groups”): stocks, equity indices, bonds, interest rates, currencies and commodities. The Fund will achieve its exposure to any of the Asset Groups by using derivatives or holding those assets directly. The Fund will also use derivatives for hedging purposes. The Fund implements the Styles by investing globally, including in both developed and emerging markets, in a broad range of instruments, including, but not limited to, equities, futures (including index futures, equity futures, interest rate futures, bond futures, commodity futures and currency futures), currency and commodity forwards, and swaps (including equity swaps, bond swaps, interest rate swaps, swaps on index futures, total return swaps, commodity swaps and swaps on commodity futures) (collectively, the “Instruments”). The Fund may invest in or have exposure to companies of any size. The Fund may also invest in other registered investment companies including exchange-traded funds (“ETFs”).
The Fund’s exposure to equities includes securities of U.S. and non‑U.S. issuers and equity indices representing the United States and non‑U.S. countries, including, with respect to non‑U.S. countries, those from both developed and emerging markets. For the bonds Asset Group, the Fund will have exposure to U.S. Government securities, sovereign debt issued by other developed market countries, and bond indices representing such securities. The Fund may invest in debt securities of any credit rating, maturity or duration, which may include high-yield or “junk” bonds. From time to time, the Fund can have significant exposure to non‑U.S. dollar denominated currencies, including emerging market currencies.
The Fund is generally intended to have a low correlation to the equity, bond and credit markets. The Fund also is not designed to match the performance of any hedge fund index. In order to minimize market impact and reduce trading costs, where applicable, the Fund will utilize a proprietary approach to algorithmic trading. The Adviser will attempt to mitigate risk through diversification of holdings and through active monitoring of volatility, counterparties and other risk measures. There is no assurance, however, that the Fund will achieve its investment objective.
The Styles employed by the Fund are:
Value: Value strategies favor investments that appear cheap over those that appear expensive based on fundamental measures related to price, seeking to capture the tendency for relatively cheap assets to outperform relatively expensive assets. The Fund will seek to buy assets that are “cheap” and sell those that are “expensive.” Examples of value measures include using price‑to‑earnings and price‑to‑book ratios for selecting stocks.
Momentum: Momentum strategies favor investments that have performed relatively well over those that have underperformed over the medium-term (i.e., one year or less), seeking to capture the tendency that an asset’s recent relative performance will continue in the near future. The Fund will seek to buy assets that recently outperformed their peers and sell those that recently underperformed. Examples of momentum measures include simple price momentum for selecting stocks and price- and yield-based momentum for selecting bonds.
Carry: An asset’s “carry” is its expected return assuming market conditions, including its price, stay the same. Carry strategies favor investments with higher yields over those with lower yields, seeking to capture the tendency for higher-yielding assets to provide higher returns than lower-yielding assets. The Fund will seek to take long positions in high-yielding assets and short positions in low‑yielding assets. An example of carry measures includes selecting currencies and bonds based on interest rates.
Defensive: Defensive strategies favor investments with low‑risk characteristics over those with high-risk characteristics, seeking to capture the tendency for lower risk and higher-quality assets to generate higher risk-adjusted returns than higher risk and lower-quality assets. The Fund will seek to buy low‑risk, high-quality assets and sell high-risk, low‑quality assets. An example of a defensive measure includes using beta (i.e., an investment’s sensitivity to the securities markets) to select stocks.
Trend: Trend strategies favor investments that follow an identified positive or negative trend. The Adviser uses a proprietary, systematic and quantitative process that seeks to benefit from price and/or economic trends in equity index, bond, currency and commodity Instruments. The size and type (long or short) of the position taken will relate to various factors, including the Adviser’s systematic assessment of a trend and its likelihood of continuing, the long‑run efficacy of the Asset Groups, as well as the Adviser’s estimate of the Instrument’s risk. The Fund may have both long and short positions in different assets depending on their respective price and/or economic trends. An example of a trend measure is using short-term prices (e.g., prices over a one to three month period) to select an equity index.
The Fund is actively managed and the Fund’s exposures to Styles and Asset Groups will vary based on the Adviser’s ongoing evaluation of investment opportunities. The Fund expects to maintain exposure to all five Styles; however, not all Styles are represented within each Asset Group. The Adviser targets balanced-risk weights across both Styles and Asset Groups, which means that lower risk Styles and Asset Groups, as determined by the Adviser, will generally have higher notional allocations (i.e., greater leverage) than higher risk Styles and Asset Groups, as determined by the Adviser. Individual investments are sold or closed out during a rebalancing process, the frequency of which is expected to vary depending on the Adviser’s ongoing evaluation of certain factors including changes in market conditions and how much the actual portfolio deviates from the target portfolio.
The Adviser will consider the potential federal income tax impact on the shareholders’ after‑tax investment return of certain trading decisions, including but not limited to, selling or closing out of Instruments to realize losses, or refraining from selling or closing out of Instruments to avoid realizing gains, when determined by the Adviser to be appropriate. The Adviser will also take into consideration various tax rules pertaining to holding periods, wash sales and tax straddles.
The Fund’s use of futures contracts, forward contracts, swaps and certain other Instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an Instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund did not use Instruments that have a leveraging effect. For example, if the Adviser seeks to gain enhanced exposure to a specific asset class through an Instrument providing leveraged exposure to the asset class and that Instrument increases in value, the gain to the Fund will be magnified. If that investment decreases in value, however, the loss to the Fund will be magnified. A decline in the Fund’s assets due to losses magnified by the Instruments providing leveraged exposure may require the Fund to liquidate portfolio positions to satisfy its obligations or to meet redemption requests when it may not be advantageous to do so. There is no assurance that the Fund’s use of Instruments providing enhanced exposure will enable the Fund to achieve its investment objective.
The Adviser, on average, will typically target an annualized volatility level for the Fund of between 5% and 15%. Volatility is a statistical measurement of the dispersion of returns of a security or fund or index, as measured by the annualized standard deviation of its returns. The actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions. Higher volatility generally indicates higher risk. Actual or realized volatility can and will differ from the forecasted or target volatility described above.
The Fund’s strategy engages in frequent portfolio trading which may result in a higher portfolio turnover rate than a fund with less frequent trading, and correspondingly greater brokerage commissions and other transactional expenses, which are borne by the Fund, and may have adverse tax consequences.
A portion of the Fund’s assets may be held in cash or cash equivalent investments, with one year or less to maturity, including, but not limited to, money market instruments and U.S. Government securities (collectively, “Cash Equivalents”). The cash or Cash Equivalent holdings earn income for the Fund and can be held as unencumbered assets of the Fund or serve as collateral for the positions that the Fund takes on.
The Fund intends to make investments through the Subsidiary and may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest primarily in commodity-linked derivative instruments, such as commodity futures, forwards, and swaps (which may include swaps on commodity futures), and will hold cash and Cash Equivalents. The Fund will invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivative instruments, however, the Fund and the Subsidiary will comply with Rule 18f‑4 on a consolidated basis with respect to investments in derivatives. In addition, the Fund and the Subsidiary will be subject to the same fundamental investment restrictions on a consolidated basis and, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company under Subchapter M of the Code. The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.